Related Party Transactions - Additional Information (Details)				6 Months Ended		12 Months Ended
	Apr. 05, 2023 shares	Oct. 26, 2022 shares	Jul. 01, 2022	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 21, 2023 $ / shares shares
Disclosure of transactions between related parties [line items]
Granted					6,547,018	4,631,721
Expense recognized | $					$ 5,354,429	$ 5,621,960		$ 14,530,749	$ 4,467,986
Limited resource loan | $									893,906
Exercised/Vested					463,897	1,252,558
Unsecured loan | $					$ 1,124,932	$ 30,350,719
Number of shares issued										45,221,586
Par value per share | $ / shares										$ 1
Proceeds on issue of shares | $					12,061	$ 338,327		$ 150,967,705	$ 106,843,050
Description of transactions with related party						There were no other related party transactions during the twelve months ended December 31, 2023, or prior fiscal years.
Phillips 66 Company
Disclosure of transactions between related parties [line items]
Fees paid to related party | $					30,000
Performance Rights
Disclosure of transactions between related parties [line items]
Granted						4,631,721
Number Of Performance Right Convertible To Ordinary Shares						1
Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Exercised/Vested						158,110
Key Management Personnel | Tony Bellas | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares		1
Issued		69,995
Key Management Personnel | Andrew Liveris | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		69,995
Key Management Personnel | Robert Cooper | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		69,995
Key Management Personnel | Zhanna Golodryga | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		69,995
Issued, value | $					68,758
Fees paid to related party | $						$ 59,534
Key Management Personnel | Robert Natter | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		69,995
Exercised/Vested		7,263
Key Management Personnel | Jean Oelwang | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		69,995
Exercised/Vested		9,170
Key Management Personnel | Chris Burns, CEO | Performance Rights
Disclosure of transactions between related parties [line items]
Granted							2,275,400
Number Of Performance Right Convertible To Ordinary Shares	1		1
Expiry date	Dec. 31, 2025		Jun. 30, 2025
Expense recognized | $				$ 119,312	777,119
Performance rights vest subject to continued employment percentage	50.00%		50.00%
Vesting percentage subject to achievement of performance conditions	50.00%		50.00%
Key Management Personnel | Chris Burns, CEO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	1,604,871
Key Management Personnel | Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Granted							778,400	667,831
Number Of Performance Right Convertible To Ordinary Shares	1	1
Expiry date	Dec. 31, 2025	Jun. 30, 2025
Expense recognized | $				40,818	265,848
Performance rights vest subject to continued employment percentage	50.00%	50.00%
Vesting percentage subject to achievement of performance conditions	50.00%	50.00%
Key Management Personnel | Nick Liveris, CFO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	549,035
Key Management Personnel | Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Granted							359,300
Number Of Performance Right Convertible To Ordinary Shares	1		1
Expiry date	Dec. 31, 2025		Jun. 30, 2025
Expense recognized | $				$ 18,839	122,712
Performance rights vest subject to continued employment percentage	50.00%		50.00%
Vesting percentage subject to achievement of performance conditions	50.00%		50.00%
Key Management Personnel | Rashda Buttar | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	253,401
Key Management Personnel | Rashda Buttar | True-up Grant
Disclosure of transactions between related parties [line items]
Granted							482,441
Number Of Performance Right Convertible To Ordinary Shares			1
Expense recognized | $					197,860
Key Management Personnel | Director | Performance Rights
Disclosure of transactions between related parties [line items]
Expense recognized | $					412,522
Expense recognized | $					$ 31,932